Vessels, Net, Acquisitions and Advances for Vessels Acquisitions (Details) - USD ($) $ in Thousands					6 Months Ended
	May 05, 2023	Feb. 28, 2023	Feb. 10, 2023	Feb. 07, 2023	Jun. 30, 2023	Jun. 14, 2023	Jun. 09, 2023	Dec. 31, 2022	Dec. 28, 2022
Vessels, Net [Abstract]
Advances for vessels acquisitions from related parties					$ 0			$ 12,688
Goodship [Member]
Vessels, Net [Abstract]
Gross purchase price			$ 17,500
Financing amount			$ 7,000
Advances for vessels acquisitions from related parties									$ 6,125
Tradership [Member]
Vessels, Net [Abstract]
Gross purchase price		$ 18,750
Financing amount		$ 8,200
Advances for vessels acquisitions from related parties									$ 6,563
Oasea [Member]
Vessels, Net [Abstract]
Gross purchase price				$ 19,500
Cretansea [Member]
Vessels, Net [Abstract]
Gross purchase price				$ 19,675
Capitalized Expenditures Related to Acquisition Costs [Member]
Vessels, Net [Abstract]
Gross purchase price					456
Capitalized Expenditures for Improvements on Vessels Performance and Meeting Environmental Standards [Member]
Vessels, Net [Abstract]
Gross purchase price					1,176
Exelixsea [Member]
Vessels, Net [Abstract]
Purchase price							$ 17,815
Advances for vessels acquisitions from related parties						$ 1,782
Epanastasea [Member]
Vessels, Net [Abstract]
Sales price	$ 37,500
Unamortized balance of vessel cost					20,643
Unamortized balance of drydocking cost					$ 2,802